Subsequent Events (Details) - sPower OpCo B [Member]	Feb. 28, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	26.00%